Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Interest expense accrual included in current derivative financial instruments assets		₺ 84,479	₺ 81,815
Derivative financial assets		1,356,062	845,513
Interest expense accrual included in current derivative financial instruments liabilities		34,168	14,078
Derivative financial liabilities		165,265	86,617
Derivative financial assets used for hedging | €					€ 489,404
Guarantees included in current derivative financial instruments assets used for hedging		833,786
Maximum exposure to credit risk		16,635,383	₺ 18,208,078	€ 433,400
Transfer amount as collateral to the bank	€ 99,473	661,555
Collateral amount recognizes under borrowings		833,786
Change in percentage foreign exchange currency rate	10.00%
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Guarantees included in current derivative financial instruments assets used for hedging		690,146			€ 500,000
Maximum exposure to credit risk | €				€ 56,004
Transfer amount as collateral to the company	€ 224,843	1,495,341
Derivative financial instruments assets, without transaction		1,679,299
Current borrowings, without transaction		₺ 8,462,119
USD [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1
USD [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1
Other foreign currency (RMB) [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio		1
Other foreign currency (RMB) [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio		1